4. CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	Average rate (p.a.)
		12.31.19	12.31.18
Cash and bank accounts
U.S. Dollar	-	1,356,128	118,895
Brazilian Reais	-	167,051	97,376
Euro	-	71,626	52,779
Other currencies	-	694,982	453,788
		2,289,787	722,838
Cash equivalents
In Brazilian Reais
Investment funds	1.77%	3,507	3,721
Savings account	-	-	49
Bank deposit certificates	4.40%	879,758	3,720,708
		883,265	3,724,478
In U.S. Dollar
Term deposit	3.34%	270,714	-
Overnight	2.32%	689,874	401,096
Other currencies
Term deposit	2.44%	104,145	21,150
		1,064,733	422,246
		4,237,785	4,869,562